INCENTIVE PLANS (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended															12 Months Ended			1 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended															1 Months Ended			12 Months Ended		1 Months Ended				12 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011 Executive Officers	Dec. 31, 2012 Executive Officers	Feb. 14, 2011 Executive Officers installment	Dec. 31, 2012 Charges for estimated awards to retirement-eligible employees	Dec. 31, 2011 Charges for estimated awards to retirement-eligible employees	Dec. 31, 2010 Charges for estimated awards to retirement-eligible employees	Dec. 31, 2012 Amortization of deferred cash awards and deferred cash stock units	Dec. 31, 2011 Amortization of deferred cash awards and deferred cash stock units	Dec. 31, 2010 Amortization of deferred cash awards and deferred cash stock units	Dec. 31, 2010 Salary stock award expense	Dec. 31, 2012 Immediately vested stock award expense	Dec. 31, 2011 Immediately vested stock award expense	Dec. 31, 2010 Immediately vested stock award expense	Dec. 31, 2012 Amortization of restricted and deferred stock awards	Dec. 31, 2011 Amortization of restricted and deferred stock awards	Dec. 31, 2010 Amortization of restricted and deferred stock awards	Dec. 31, 2012 Annual Incentive Awards item	Dec. 31, 2012 Annual Incentive Awards Maximum	Dec. 31, 2012 Annual Incentive Awards Highly compensated employees Minimum	Dec. 31, 2012 Annual Incentive Awards Highly compensated employees Maximum	Dec. 31, 2012 Capital Accumulation Program Awards (CAP)	Feb. 28, 2013 Capital Accumulation Program Awards (CAP) Minimum	Dec. 31, 2012 Capital Accumulation Program Awards (CAP) Minimum	Dec. 31, 2012 Capital Accumulation Program Awards (CAP) Maximum	Dec. 31, 2012 European Union, CAP awards to identified staff	Dec. 31, 2012 Incentive Awards to identified staff in European Union	Dec. 31, 2012 Incentive Awards to identified staff in European Union Minimum	Dec. 31, 2012 Incentive Awards to identified staff in European Union Maximum	Jan. 31, 2010 Deferred cash awards item	Jan. 31, 2009 Deferred cash awards item	Dec. 31, 2012 Deferred cash awards	Dec. 31, 2010 Deferred cash awards	Dec. 31, 2012 Deferred cash awards Minimum	Dec. 31, 2010 Deferred cash awards Minimum	Dec. 31, 2009 Deferred cash awards Minimum	Dec. 31, 2012 Deferred cash awards Maximum	Dec. 31, 2010 Deferred cash awards Maximum	Dec. 31, 2009 Deferred cash awards Maximum	Dec. 31, 2012 Citigroup Ownership Program (COP) restricted or deferred stock	Dec. 31, 2012 Deferred stock awards	Dec. 31, 2012 Deferred stock awards Non-employee director	Dec. 31, 2012 Restricted or deferred stock awards Minimum	Dec. 31, 2012 Restricted or deferred stock awards Maximum	Dec. 31, 2012 2009 Performance awards-Special Master Minimum	Dec. 31, 2012 2009 Performance awards-Special Master Maximum	Jan. 31, 2011 Fully vested stock payments, long-term restricted stock (LTRS), and/or restricted and deferred stock awards Maximum	Jan. 31, 2010 Fully vested stock payments, long-term restricted stock (LTRS), and/or restricted and deferred stock awards Maximum	Jan. 31, 2009 Performance incentive award Certain senior executives	Dec. 31, 2012 Unvested stock awards that are not subject to variable accounting	Dec. 31, 2012 Unvested stock awards that are subject to variable accounting	Jan. 31, 2010 Annual incentive awards in January 2009 and 2010 Minimum	Jan. 31, 2009 Annual incentive awards in January 2009 and 2010 Minimum	Jan. 31, 2010 Annual incentive awards in January 2009 and 2010 Maximum	Jan. 31, 2009 Annual incentive awards in January 2009 and 2010 Maximum	Dec. 31, 2012 Annual incentive awards prior to 2009 Minimum	Apr. 20, 2010 Stock Option Programs	Oct. 29, 2009 Stock Option Programs	Feb. 28, 2011 Stock Option Programs	Oct. 31, 2009 Stock Option Programs installment	Dec. 31, 2012 Stock Option Programs	Dec. 31, 2011 Stock Option Programs	Dec. 31, 2010 Stock Option Programs	Oct. 31, 2010 Stock Option Programs installment	Jan. 31, 2009 Stock Option Programs Management Executive Committee	Jan. 31, 2009 Stock Option Programs Management Executive Committee	Dec. 31, 2012 Stock options granted from 2003 through 2009	Dec. 31, 2012 Stock options granted from 2003 through 2009 Minimum	Dec. 31, 2012 Stock options granted from 2003 through 2009 Maximum	Dec. 31, 2012 Stock options granted prior to 2003	Dec. 31, 2012 Annual option grant programs, 1997 to 2002	May 17, 2011 Retention awards Vikram Pandit, CEO installment	Dec. 31, 2012 2009 Stock Incentive Plan
Incentive Plans
Number of shares authorized for grant (in shares)																																																																											86,900,000
Number of shares available for grant/purchase (in shares)																																																																											86,900,000
Components of compensation expense
Total compensation expense relating to stock-based compensation programs and deferred cash award programs	$ 1,665,000,000	$ 1,630,000,000	$ 1,937,000,000				$ 444,000,000	$ 338,000,000	$ 366,000,000	$ 198,000,000	$ 208,000,000	$ 280,000,000	$ 173,000,000	$ 60,000,000	$ 52,000,000	$ 174,000,000	$ 864,000,000	$ 871,000,000	$ 747,000,000																								$ 147,000,000																				$ 99,000,000	$ 161,000,000	$ 197,000,000
Value of awards paid entirely in the form of an immediate cash bonus																					100,000
Percentage of incentive pay required to be deferred																						25.00%	60.00%							40.00%	60.00%																							25.00%	25.00%	40.00%	40.00%	25.00%
Percentage of immediate incentive delivered in the form of a stock payment																													50.00%
Number of types of awards in which awards are delivered																				2
Value of awards subject to deferral requirements																																																						100,000	100,000			20,000
Number of types of deferred cash awards																																2	2
Vesting period																										3 years	4 years					4 years	4 years			2 years	2 years	2 years	4 years	4 years	4 years	3 years		2 years	2 years	4 years	1 year	3 years	3 years	3 years												3 years						4 years		3 years	4 years	5 years	5 years
Vested shares sale restriction period																								6 months				6 months																																									2 years
First vesting period, minimum																																																																								12 months
First vesting period, maximum (in months)																																																																								18 months
Percentage of reduction applicable in case of first dollar of loss																									20.00%
Period of exercise for transfer restriction					5 years
Period of restriction for sale of shares acquired					1 year
Percentage of vesting of share-based awards																																																																								20.00%
Reference rate																																LIBOR	LIBOR	LIBOR	LIBOR
Percentage of awards granted																																																			30.00%																10.00%	10.00%
First target price (in dollars per share)																																																			$ 106.10
Second target price (in dollars per share)																																																			$ 178.50
Assumption information for option programs
Weighted-average per-share fair value at the end of the period (in dollars per share)																																																			$ 22.97	$ 37.62	$ 42.50
Weighted-average expected life, Original grants		4 years 11 months 12 days	6 years 22 days																																																3 years 10 months 6 days
Valuation assumptions
Expected volatility (as a percent)		35.64%	36.42%																																																36.07%
Risk-free interest rate (as a percent)		2.33%	2.88%																																																1.21%
Expected dividend yield (as a percent)		0.00%	0.00%																																																0.88%
Tenure of award	10 years			6 years																																																									6 years	6 years					10 years	10 years	6 years			10 years	10 years
Intrinsic value of options exercised, outstanding at the end of the period (in dollars per share)		$ 6.72	$ 3.80
Unvested at the beginning of the period (in dollars per share)																																																				$ 50.90	$ 49.30
New awards (in dollars per share)																																																				$ 30.51	$ 30.55
Cancelled awards (in dollars per share)																																																				$ 39.15	$ 43.92
Vested awards (in dollars per share)																																																				$ 62.12	$ 50.16
Unvested at the end of the period (in dollars per share)																																																			$ 22.97	$ 37.62	$ 42.50
Unvested stock awards, shares
Unvested at the beginning of the period (in shares)																																																				50,213,124	5,290,798
New awards (in shares)																																																				33,452,028	2,219,213
Cancelled awards (in shares)																																																				(2,342,822)	(377,358)
Vested awards (in shares)																																																				(17,345,405)	(1,168,429)
Unvested at the end of the period (in shares)																																																				63,976,925	5,964,224
Weighted-average market value (in dollars per share)																																																				$ 32.78	$ 29.18
Unrecognized compensation cost of unvested stock awards																				$ 886,000,000																																											$ 8,700,000
Weighted-average period of recognition of unrecognized compensation cost of unvested stock awards																				2 years 1 month 6 days																																											3 months 18 days
Closing price of common stock (in dollars per share)						$ 49.10																																																					$ 48.80	$ 40.80							$ 45.30	$ 45.30
Number of equal installments in which awards are vested						3																																																								3				3								3
Exercise price of half of stock options (in dollars per share)																																																																			$ 178.50	$ 178.50
Exercise price of next half of stock options (in dollars per share)																																																																			$ 106.10	$ 106.10
Options
Outstanding at the beginning of the period (in options)	37,596,029	37,486,011	40,404,481
Granted (in shares)		3,425,000	4,450,017	2,900,000
Forfeited or exchanged (in options)	(858,906)	(1,539,227)	(4,368,086)
Expired (in options)	(1,716,726)	(1,610,450)	(2,935,863)
Exercised (in options)		(165,305)	(64,538)
Outstanding at the end of the period (in options)	35,020,397	37,596,029	37,486,011
Exercisable at end of period (in options)	32,973,444	23,237,069	15,189,710
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 69.60	$ 93.70	$ 127.50
Granted-original (in dollars per share)		$ 48.86	$ 47.80																																																								$ 48.80	$ 40.80
Forfeited or exchanged (in dollars per share)	$ 83.84	$ 176.41	$ 115.10
Expired (in dollars per share)	$ 438.14	$ 487.24	$ 458.70
Exercised (in dollars per share)		$ 40.80	$ 40.80
Outstanding at the end of the period (in dollars per share)	$ 51.20	$ 69.60	$ 93.70
Period of restriction for the sale of shares paid to participants in the European Union (EU)																													6 months